Bank and Other Borrowings	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
BANK AND OTHER BORROWINGS
11.	BANK AND OTHER BORROWINGS

Bank and other borrowings were as follows as of the respective balance sheet dates:

		As of December 31,
		2019	2020
		$	$
Short-term bank and other borrowings	(i)	5,000	2,395
Long-term bank borrowings, current portion	(ii)	12,975	12,975
		17,975	15,370

Long-term bank borrowings, non-current portion	(ii)	-	1,250

Total borrowings		17,975	16,620

(i)	The short-term bank and other borrowings outstanding as of December 31, 2019 and December 31, 2020 bore a weighted average interest rate of 13.76% and 74.32% per annum, respectively, and were denominated in RMB, INR and US$. These borrowings were obtained from financial institutions, third-party entities and a related party (Note 18).

The outstanding balances as of December 31, 2019 and 2020 were comprised of the following loans:

a)	The Group entered into a line of credit facility amounted to $8,623 with SPD Silicon Valley Bank Co., Ltd, a PRC banking institution (“SSVB”) in 2015, which had an original maturity date of August 31, 2018. The outstanding principal balance as of December 31, 2017 was $7,648 and an additional $956 was drawn during 2018. The outstanding principal balance as of December 31, 2018 was $8,604. The loan was payable on demand as of December 31, 2017 and 2018 due to the Group having breached a financial covenant under the loan. The loan bore an interest rate of 8% per annum based on the LIBOR rate. The Company paid interest of $521 and $168 during the years ended December 31, 2018 and 2019. The principal balance of $8,604 remaining as of December 31, 2018 was fully repaid in March 2019.

b)

On November 28, 2017, the Group entered into a short-term loan agreement with HHMC Microelectronic Co., Limited (“HHMC’) for $5,000 bearing an interest rate of 0.04% per day, to fund the Company’s working capital purposes. The loan had an original term of three months. According to the agreement, the interest rate increased to 0.1% per day from February 28, 2018 prospectively when the loan became overdue. The outstanding principal balance as of December 31, 2017 was $5,000 of which $2,595 was repaid during 2018. The accrued interest of $68 as of December 31, 2017 was fully paid in 2018. The outstanding principal balance as of December 31, 2018 was $2,405. The accrued interest of $1,080 as of December 31, 2018 was fully repaid in 2018 and the remaining principal is fully repaid in June 2019. The accrued interest of US$456 as of December 31, 2019 was fully paid in 2020.

c)	On May 30, 2019, the Group entered into a banking facility agreement with HSBC for a credit facility of $5,000 with an interest rate of London Interbank Offered Rate (LIBOR) plus 1% and a maturity date of one year. $4,500 were drawn in June 2019 and $500 were drawn in July 2019 for working capital purposes. The principal of US $5,000 and accrued interest of $58 as at December 31, 2020 were paid in full in 2020.

c)	The Group entered into a $1,000 short term loan agreement with American West Pacific International Investment Corporation (“AWP”) in December 2020, to fund the Company’s working capital purposes. The loan had an original term of six months with interest of 12% per annum. And 4,000,000 restricted ordinary shares to be held in escrow at Continental Stock Transfer & Trust Company as collateral (See Note 20).

On June 8, 2020, the Group signed a loan agreement of US $400 with American West Pacific INTL Investment at an interest rate of 5%. On July 7, 2020, a debt-to-equity swap was carried out to pay off arrears and interest.

On October 21, 2020, the Group signed a borrowing agreement of US $150 with American West Pacific INTL Investment at an interest rate of 12%. As of December 31, 2020, the interest of $1.5 and the principal of US $150 have been paid off.

d)

The Group entered into several agreements with four institutions regarding financing from sale of the Group’s future receipts during fiscal year 2020. The outstanding balance as of December 31, 2020 was $1,395, represented four loans due to three institutions. Interests accrued in the year 2020 amounted to $1,039 and were paid. The payback periods for these financings range from 100 to 120 days.

(ii)	The long-term bank borrowings as of December 31, 2019 and 2020 from Partners For Growth IV, L.P. (“PFG4”) and Partners For Growth V, L.P (“PFG5”) that are financial institutions located in the United States, bearing weighted average interest rates of 10.07% and 11.26% per annum, respectively. The loans were denominated in US$.

The outstanding loans as of December 31, 2019 and 2020 were comprised of the following loans and prior loans:

a)

On August 30, 2016, the Group entered into a long-term loan agreement with PFG4 for $6,000, bearing an interest rate of 8% per annum with maturity date on August 30, 2019. On January 20, 2017, the Group entered into a long-term loan agreement with PFG4 for $2,000, bearing an interest rate of 8% per annum with maturity date on January 20, 2020. As of October 2019, due to geographic changes in the Company’s business activities, significant amounts of accounts receivable shifted from the Company’s Hong Kong subsidiary to Indian subsidiary. This reduction of accounts receivable from our Hong Kong entity has caused a covenant breach according to the PFG loan agreements and caused the interest rate of the PFG loans to be increased to 18%. The outstanding principal balance due to PFG4 as of December 31,2020 was $100. The Group accrued PFG4 interest of $14 in the current period with $115 unpaid in 2020.

a)

On April 30, 2018, the Group entered into a long-term loan agreement with PFG5 for $3,000, bearing an interest rate of 8% per annum from May 1, 2018 to October 31, 2018 and an interest rate of 12% per annum from November 1, 2018 to April 30, 2021, which is the maturity date. The outstanding principal balance as of December 31, 2020 was $2,275.

b)

On December 17, 2018, the Group entered into a convertible term loan agreement (the “PFG note”) with PFG5, bearing an interest rate of 12% per annum. The principal of this loan is $1,000 which matures in full on December 17, 2023. The outstanding principal balance of $1,000 as of December 31, 2018 and accrued interest of $5 was fully repaid in December 2018. At any time while the PFG note was outstanding, upon notice only, PFG may elect to convert the PFG note into 208,768 ordinary shares of the Company at the conversion price of $4.79 per share. The outstanding principal balance as of December 31, 2020 was $1,000.

c)

On March 8, 2019, the Group entered into a new revolving line of credit facility (the “RLOC”) with PFG5 for $12,500. Under the agreement: (i) $9,500 may be drawn upon request at any time on or after the closing date and (ii) so long as there is no uncured default at the time of drawdown and if the Company has received at least $10,000 in cash proceeds from the sale of its equity securities to investors, then an additional $3,000 may be drawn. Any outstanding amounts under the RLOC will accrue interest at a rate of 11% per annum with a maturity date of March 8, 2021 (the “Maturity Date”). The Group shall pay interest only on principal outstanding on the RLOC until the Maturity Date, on which date the entire unpaid principal balance on the RLOC plus any and all accrued and unpaid interest shall be repaid. In March 2019, the Company drew down $9,500 from the RLOC. The outstanding principal balance as of December 31, 2020 was $9,500.

The outstanding principal balances as of December 31, 2020 included a term loan due to PFG4 in the amount of $100, outstanding principal balances due to PFG5 of a term loan in the amount of $2,375, a convertible term loan in the amount of $1000 and a revolving line of credit in the amount of $9,500. The Group accrued PFG5 interest of $2,259 in the current period with $2,319 unpaid in 2020.

The breach of the financial covenant beginning in September 2019 resulted in the acceleration of the repayments of the PFG borrowings and increased rate of interest. Therefore, certain outstanding balances of the PFG loans became payable on demand and was reclassified as a current liability as of December 31, 2019. Interests and penalties payable of about $2 million have been accrued.

Borrowings from PFG4 and PFG5 as of December 31, 2019 were pledged by all accounts receivable and assets of the Company.

The Group was in default of these loans since the Company has not been able to make the regular monthly payments in servicing such indebtedness since January 2020. The total amount due including unpaid accrued interests at the default rate plus penalties and back-end fees amounted to approximately $19 million as of December 2020. As a result, the Group was seeking for alternative ways to settle the loans with PFG.

The Group entered into an agreement with PFG and LMFA Financing LLC (“LMFA”), a Florida limited liability company and wholly owned subsidiary of LM Funding America, Inc. (Nasdaq: LMFA) on December 14, 2020, in which LMFA will purchase of debt in tranches.

As of the filing of this annual report, LMFA has completed the purchase of $17.87 million of principal, accrued interest and applicable fees (the “Debt”), converted into and sold all 22.73 million shares of the Group’s ordinary shares as of February 10, 2021. With the Company settling another $1.27 million of Debt directly with the PFG through the issuance of 1.51 million shares on February 17, 2021 which PFG has subsequently sold, the Group’s defaulted debts with PFG totaling $19.14 million have been eliminated.

(iii)

The long-term bank borrowing as of December 31, 2020 was a loan from an individual shareholder, bearing interest rates of 6.00% per annum with a period of 15 months. The loans were denominated in US$ with the amount of $1,250. The Group need to repay the principal amount in its entirely to the lender, together with interests.

(iv)	Warrants

In August 2016, the Group issued 2,515,123 and 1,900,800 warrants (“2016 Warrants”) to two banks in connection with a short term loan facility of $2,000,000 and a long term loan facility of $6,000,000 respectively, for working capital purpose. The 2016 Warrants entitled the banks to subscribe for Series D convertible redeemable preferred shares at the exercise price of $0.5059. The 2016 Warrants shall lapse and expire after 5 and 7 years from their issuance dates, respectively. The 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares at the consummation date of the Merger.

As the 2016 Warrants were granted to the banks for loan facilities, their fair value on the issuance date were recognized as deferred borrowing costs presented as deductions of the carrying value of the term loans. The deferred borrowing costs were recognized over the lives of the term loans as financing cost, using the effective interest rate method. Given the 2016 Warrants were convertible into Series D convertible redeemable preferred shares classified as mezzanine equity, the 2016 Warrants were financial liabilities in accordance with ASC 480, Distinguishing Liabilities from Equity that are re-measured at the end of each reporting period with an adjustment for fair value through earnings.

As part of the Merger, the 2016 Warrants were replaced by Replacement Warrants to acquire an aggregate of 417,166 the Group’s ordinary shares classified as permanent equity. As the modification of the 2016 Warrants term resulted in the reclassification of the 2016 Warrants from liability to equity, the 2016 Warrants amounted to US$1,544 were re-measured at fair value upon Merger and reclassified to additional paid in capital as of December 31, 2017.